Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Met Chain Co., Limited	An associate company of the company

(a)	Major transactions with related parties

	For the years Ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000

Advances from related parties
- Mr. Zhao Jishuang	-	431	-
- Mr. Peng Siguang	-	10	-
- Mr. Guo Yupeng	-	-	-
Total	-	441	-

	For the years Ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000

Repayment of advances from related parties
- Mr. Zhao Jishuang	2,455	2,383	-
- Mr. Peng Siguang	-	10	-
- Mr. Guo Yupeng	-	290	-
- Met Chain Co., Limited	228	1,814	-
Total	2,683	4,497	-

	For the years Ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000

Advances to related parties
- Mr. Guo Yupeng	-	12	170
- Met Chain Co., Limited	-	188	43
- Mr. Peng Siguang	-	-	225
Total	-	200	438
(b)	Balances with related parties

	As of December 31,	As of December 31,
	2024	2025
	USD’000	USD’000
Amounts due from related parties
Current
- Mr. Guo Yupeng	12	182
- Met Chain Co., Limited	188	231
- Mr. Peng Siguang	-	225
Total	200	638

(i)	Advances from/to these related parties are unsecured, interest free and repayable on demand.